Organization and principal activities	12 Months Ended
Dec. 31, 2013
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

        Taomee Holdings Limited (the "Company"), all of its subsidiaries and consolidated variable interest entities ("VIEs") are collectively referred to as the "Group". The Group is principally engaged in the development and operation of online virtual worlds, mobile applications and other online services, the provision of related offline operations by licensing the Group's proprietary cartoon figures to merchandisers and book publishers as well as producing films and trading interactive toys. The Group's principal operations and geographic market are in the People's Republic of China ("PRC").

        The subsidiaries and consolidated VIEs of the Company as of December 31, 2013 are as follows:

Name of subsidiaries and consolidated VIEs	Percentage of ownership	Date of incorporation or combination	Place of incorporation
Taomee Holdings (HK) Limited ("Taomee Hong Kong")	100%	November 27, 2008	Hong Kong
Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran")	100%	June 12, 2009	PRC
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	VIE	October 8, 2007	PRC
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	VIE	March 4, 2009	PRC
Shanghai Taomee Animation Co., Ltd. ("Shanghai Animation")	VIE	November 11, 2010	PRC
Guangdong Taomee Animation Technology Co., Ltd. ("Guangdong Taomee")	VIE	June 1, 2012	PRC
Shanghai Xinsheng Information Technology Co., Ltd. ("Shanghai Xinsheng")	100%	October 31, 2012	PRC
Shanghai Taomee Wireless Technology Co., Ltd. ("Shanghai Wireless")	99%	May 6, 2013	PRC
Shanghai Taomee Software Development Co., Ltd. ("Shanghai Software")	99%	October 29, 2013	PRC
Shanghai Taomee Property Service Co., Ltd. ("Shanghai Property Service")	99%	November 1, 2013	PRC

        The Group conducts its business primarily through two consolidated VIEs Shanghai Taomee and Shanghai Qidong. Shanghai Animation and Guangdong Taomee were incorporated under Shanghai Taomee and were consolidated since their respective date of incorporation.

        The Company, through its wholly owned subsidiary Shanghai Shengran, entered into a series of contractual arrangements with the VIEs and the shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from the shareholders' equity interests in the VIEs. These contractual arrangements include:

        (i) a Proxy Agreement, under which each shareholder of the VIEs has assigned Shanghai Shengran all rights as a shareholder of the VIEs including voting rights. The Proxy Agreement is valid infinitely and is only subject to be terminated by Shanghai Shengran;

        (ii) an Option Agreement, under which the shareholders of the VIEs granted Shanghai Shengran an irrevocable and exclusive option to purchase all or a portion of their equity interests in the VIEs when and to the extent permitted by PRC law. The Option Agreement will terminate when the equity interests in the VIEs are legally transferred to Shanghai Shengran;

        (iii) a Business Operation Agreement, under which the shareholders of the VIEs have agreed that Shanghai Shengran shall direct the day-to-day operational and financial activities of the VIEs including electing directors and officers and hiring personnel, that the VIEs will not conduct any transactions which might substantially affect their assets and business operations without the prior written consent of Shanghai Shengran, and that the shareholders will unconditionally transfer to Shanghai Shengran, for no consideration, all dividends or other proceeds received from the VIEs in their capacity as shareholders;

        (iv) a Commercial Cooperation Agreement between the VIEs and Shanghai Shengran, under which Shanghai Shengran is engaged by the VIEs as the exclusive provider of software services, technology support, and marketing services for a service fee. By virtue of the governance rights Shanghai Shengran maintains over the VIEs, through the terms of the other agreements noted above, the Company is able unilaterally renew, extend or amend the service agreements at its discretion;

        (v) an Equity Interest Pledge Agreement, under which the shareholders pledged all of their equity interests in the VIEs to Shanghai Shengran as collateral to secure their obligations under the agreement, and all benefits derived from the equity interests in the VIEs shall be the guarantee for the VIEs' debt. The Equity Interest Pledge Agreement is continuously effective until the full performance of the contractual obligations or the full repayment of the guaranteed liabilities as described in such agreement; and

        (vi) a Loan Agreement, under which Shanghai Shengran shall provide interest-free loans of up to a total of RMB2.5 million (equivalent to $366,129) to PRC citizens Mr. WANG Haibing, Mr. WEI Zhen, Mr. CHENG Yunpeng, Mr. ZENG Liqing and Mr. WANG Bin (collectively referred to as the "five shareholders") for their respective capital contributions in the VIEs. The loans have an unspecified term and will remain outstanding for the duration of Shanghai Shengran or until such time that Shanghai Shengran elects to terminate the agreement (which is at Shanghai Shengran's sole discretion) at which point the loans are payable on demand. The five shareholders of the VIEs may not prepay all or any portion of the loans without Shanghai Shengran's prior written request.

        Under the above agreements, the shareholders of the VIEs irrevocably granted Shanghai Shengran the power to exercise all voting rights to which they were entitled. In addition, Shanghai Shengran has the option to acquire all of the equity interests in the VIEs, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Shanghai Shengran is entitled to receive service fees for certain services to be provided to the VIEs.

        These contractual agreements are designed to provide the Company control of the VIEs. The Option Agreement and Proxy Agreement provide Shanghai Shengran effective control over the VIEs, while the Equity Interest Pledge Agreement secures the shareholers' obligations under these agreements. Because the Company, through its wholly owned subsidiary Shanghai Shengran has (1) the power to direct the activities of the VIEs that affect the Company's economic performance and (2) the right to receive benefits from the VIEs, it has been deemed to be the primary beneficiary of the VIEs and has a result consolidated the respective VIEs since the date of execution of such agreements. The call option on subsidiary shares under the Option Agreement and the guarantee of VIEs' debt under the Equity Interest Pledge Agreement have not been accounted for in the consolidated financial statements since they are agreements between a parent and a consolidated subsidiary. The service fees under the Commercial Cooperation Agreement are eliminated upon consolidation.

        In arriving at the conclusion that the Company is the primary beneficiary of the VIEs, the Company relied on the determination that the Company's rights under the terms of the Option Agreement provide it with a substantive kick out right, subject to applicable PRC law. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the Option Agreement.

        The Company has concluded that these contractual arrangements are legally binding and the Company exercises control over the VIEs. The Group's current ownership structure, as well as the contractual arrangements that Shanghai Shengran entered into with the consolidated VIEs and their shareholders are in compliance with all existing PRC laws and regulations. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

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  The VIEs and their respective shareholders may have or develop interests that conflict with the Company's interests, which may lead them to pursue opportunities in violation of or to refuse to renew the aforementioned contractual arrangements.

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  The VIEs or their shareholders may be deemed to be in violation of PRC laws and regulations or could fail to obtain the proper operating licenses. As a result, the PRC government could:

    1)    Confiscate incomes of the VIEs, impose fines or other requirements with which the Company's PRC subsidiaries may not be able to comply;

    2)    Revoke the business or operating licenses of the Company's PRC subsidiaries;

    3)    Require a restructuring of the current VIE structure, or require the VIEs or the Company to mandate a change in ownership structure or operations of the VIEs or the Company, or discontinue all or any portion of their business.

    4)    Discontinue or restrict the operations of any related-party transactions among the Company's PRC subsidiaries;

    5)    Limit the Group's business expansion in China through contractual arrangements;

    6)    Restrict or prohibit the Company's use of the proceeds from any additional public offering to finance the Company's business and operations in China.

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  The aforementioned contractual agreements may not be as effective as direct ownership in providing control over the VIEs. The Group may incur substantial costs and resources to enforce such arrangements if the shareholders of the VIEs fail to perform their respective obligations under the contractual arrangements.

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  Although the aforementioned contractual agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

        If these adverse circumstances were to occur, the Company may lose the ability to exert effective control over the VIEs and its shareholders, and it may lose the ability to receive economic benefits from the VIEs. As a result, the Company may not be able to consolidate the VIEs into its consolidated financial statements. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the WFOE or the VIEs.

        The aforementioned shareholders collectively own all of the equity interests in the VIEs and together own a majority of the Company's shares as of December 31, 2013. The Company cannot assure that, when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders may encounter in their capacity as owners of record and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders will not act contrary to any of the contractual arrangements and the Option Agreement entitles the Company to remove the shareholders as beneficial shareholders of the VIEs should any of them act in a way that is detrimental to the Company. The Company relies on the shareholders as directors and executive officers of the Company to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there would likely be substantial uncertainty as to the outcome of any such legal proceedings.

        Nonetheless, the Company believes that its ability to direct the activities of the VIEs that most significantly impact their economic performance and the VIE arrangements are not affected by current PRC laws and regulations. Accordingly, the VIEs continue to be consolidated by the Company, as the primary beneficiary.

        However, there may be changes and other developments in the PRC laws and regulations or their interpretation could affect the Company's ability to control the VIEs and preclude the Company from consolidating the VIEs in the future.

        Summary financial information of the Group's VIEs included in the accompanying consolidated financial statements (after eliminating all intercompany transactions and balances, except for cash flow information which was before eliminating intercompany transactions and balances) is as follows:

	December 31,
	2012	2013
Assets
Current assets:
Cash and cash equivalents	15,466,456	12,216,436
Accounts receivable, net	2,012,824	1,849,786
Inventory	41,316	196,757
Income tax recoverable	—	585,861
Due from related party	707,968	2,169,866
Prepayments and other current assets	427,844	1,614,931
Deferred tax assets—current	2,435,351	3,489,805

Total current assets	21,091,759	22,123,442
Investment in equity investees	28,186	2,326,793
Property and equipment, net	643,315	1,163,086
Acquired intangible asset	350,631	1,030,702
Other assets	362,148	376,926

Total assets	22,476,039	27,020,949

Liabilities
Accounts payable	425,845	1,538,665
Income taxes payable	245,189	—
Due to related parties	14,725	22,957
Advance from customers	6,730,725	6,184,953
Deferred revenue	12,061,510	12,340,821
Accrued expenses and other current liabilities	1,281,439	1,680,767
Deferred tax liabilities—current	13,473	1,758,134

Total liabilities	20,772,906	23,526,297

        The Company earns service fees from the VIEs which are eliminated upon consolidation. For the years ended December 31, 2011, 2012 and 2013, the service fees payable by the VIEs to Shanghai Shengran were RMB207 million (US$32.2 million), RMB102 million (US$16.2 million) and RMB118 million (US$19.1 million). The service fees outstanding and payable to the WFOE from the VIEs were RMB5 million (US$0.8 million) and RMB0.3 million (US$0.05 million) as of December 31, 2012 and 2013, respectively.

	For the year ended December 31,
	2011	2012	2013
Net revenues	$41,204,989	$33,535,368	$40,985,710

Net income	$33,468,498	$20,773,883	$21,586,325

	For the year ended December 31,
	2011	2012	2013
Net cash provided by (used in) operating activities	(14,987,061)	(1,468,141)	1,741,060

Net cash provided by (used in) investing activities	(912,413)	(318,549)	(4,991,080)

Net cash provided by (used in) financing activities	—	78,979	—

Net increase (decrease) in cash and cash equivalent	(15,899,474)	(1,707,711)	(3,250,020)

        The VIEs contributed an aggregate of 90.8%, 83.4% and 84.8% of the consolidated net revenues for the year ended December 31, 2011, 2012 and 2013, respectively. The Company's operations not conducted through contractual arrangements with the VIEs primarily consist of its merchandise licensing and book royalty business. As of the fiscal years ended December 31, 2012 and 2013, the VIEs accounted for an aggregate of 16.1% and 17.9%, respectively, of the consolidated total assets, and 79.9% and 80.4%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents.

        There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interest that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were to require financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans.

        Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 12 for disclosure of restricted net assets.